Income taxes (Tables)	12 Months Ended
Oct. 31, 2018
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Components of Tax Expenses

Components of tax expense

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$3,351	$3,261
Adjustments for prior years	(212)	(22)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(11)	–
	3,128	3,239
Deferred tax
Origination and reversal of temporary difference	28	(32)
Effects of changes in tax rates	148	(8)
Adjustments for prior years	152	5
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(127)	–
Write-down (reversal of a previous write-down)	–	(1)
	201	(36)
	3,329	3,203
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on available-for-sale securities		62
Reclassification of net losses (gains) on available-for-sale securities to income		(38)
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	12
Provision for credit losses recognized in income	(5)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(52)
Unrealized foreign currency translation gains (losses)	2	(3)
Net foreign currency translation gains (losses) from hedging activities	(77)	142
Net gains (losses) on derivatives designated as cash flow hedges	84	195
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	8	(3)
Remeasurements of employee benefit plans	256	273
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	45	(124)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(5)
Share-based compensation awards	15	(35)
	283	469
Total income taxes	$3,612	$3,672

Reconciliation to Statutory Tax Rate

The following is an analysis of the differences between the income tax expense reflected in the Consolidated Statements of Income and the amounts calculated at the Canadian statutory rate.

Reconciliation to statutory tax rate

	For the year ended
(Millions of Canadian dollars, except for percentage amounts)	October 31, 2018		October 31, 2017
Income taxes at Canadian statutory tax rate	$4,176	26.5%	$3,888	26.5%
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(752)	(4.8)	(518)	(3.5)
Tax-exempt income from securities	(285)	(1.8)	(293)	(2.0)
Tax rate change	148	0.9	(8)	(0.1)
Other	42	0.3	134	0.9
Income taxes in Consolidated Statements of Income / effective tax rate	$3,329	21.1%	$3,203	21.8%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2018
(Millions of Canadian dollars)	Net asset beginning of period (1)	Change through equity	Change through profit or loss	Exchange rate differences	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$703	$(6)	$1	$(3)	$695
Deferred compensation	1,491	(15)	(502)	59	1,033
Business realignment charges	11	–	(8)	–	3
Tax loss and tax credit carryforwards	19	–	188	(4)	203
Deferred income	(11)	–	(37)	–	(48)
Financial instruments measured at fair value through other comprehensive income	48	19	(74)	(1)	(8)
Premises and equipment and intangibles	(1,003)	(1)	182	(36)	(858)
Deferred expense	76	–	(23)	2	55
Pension and post-employment related	571	(260)	(16)	–	295
Other	(54)	3	88	(16)	21
	$1,851	$(260)	$(201)	$1	$1,391
Comprising
Deferred tax assets	$1,948				$1,475
Deferred tax liabilities	(97)				(84)
	$1,851				$1,391

	As at and for the year ended October 31, 2017
(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$484	$–	$9	$(7)	$486
Deferred compensation	1,558	35	(65)	(37)	1,491
Business realignment charges	8	–	3	–	11
Tax loss and tax credit carryforwards	32	–	(12)	(1)	19
Deferred income	95	–	(105)	(1)	(11)
Available-for-sale securities	10	47	(5)	(3)	49
Premises and equipment and intangibles	(1,081)	(1)	66	13	(1,003)
Deferred expense	(60)	–	135	1	76
Pension and post-employment related	825	(273)	23	(4)	571
Other	(33)	(12)	(13)	4	(54)
	$1,838	$(204)	$36	$(35)	$1,635
Comprising
Deferred tax assets	$2,827				$1,732
Deferred tax liabilities	(989)				(97)
	$1,838				$1,635

(1)	These amounts reflect certain transition adjustments made upon adoption of IFRS 9. Refer to Note 2 for further details.